Schedule of nominal value of the loans (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 3,845,465
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	538,450
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	88,818
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	1,125,526
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	80,712
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	615,727
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	615,727
Later Than Nine Years And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	618,006
Later Than Ten Years And Not Later Than Eleven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,714
Later Than Eleven Years And Not Later Than Twelve Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,714
Later Than Twelve Years And Not Later Than Thirteen Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 51,071